LEASES, COMMITMENTS AND CONTINGENCIES - Rent Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Lease expense	$ 953	$ 990	$ 4,038	$ 4,108	$ 3,963